Share-Based Compensation - Schedule of Performance-Based Share Activity (Detail) - Performance Shares - $ / shares	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2019
Restricted Shares
Granted	400,000	600,000	12,000,000	7,000,000
CNH Industrial EIP
Restricted Shares
Nonvested at beginning of year	5,308,740
Granted	447,105
Forfeited/Cancelled	(872,366)
Vested	0
Nonvested at end of year	4,883,479	5,308,740		4,883,479
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 7.92
Granted	5.19
Forfeited/Cancelled	9.54
Vested	0
Nonvested at end of year	$ 7.82	$ 7.92		$ 7.82